SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,674	$ 1,386
Less – accumulated depreciation	1,076	883
Fixed assets, net	598	503
Software Development [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	839	739
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	356	255
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 479	$ 392